Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right of use assets

	Year Ended December 31,
($000s)	2022	2021
Depreciation periods (straight-line, in years)	3-5	3-5
Cost at the beginning of the year	$2,691	$2,543
Additions	1,654	158
Disposal of right to use assets	(1,569)	—
Impact of currency translation	(133)	(10)
Cost at the end of the year	$2,643	$2,691
Accumulated depreciation at the beginning of the year	$2,334	$1,527
Depreciation	431	818
Accumulated depreciation of disposed right of use assets	(1,566)	—
Impact of currency translation	(101)	(11)
Accumulated depreciation at the end of the year	1,098	2,334
Recorded value at the end of the year	$1,545	$357

Summary of Lease in the statements of income	Leases in the Consolidated Statements of Profit and Loss

	Year Ended December 31,
($000s)	2022	2021	2020
Depreciation	$431	$818	$810
Finance cost	33	31	63

Summary of Lease in the statements of financial instruments

Leases in the Consolidated Statements of Financial Position

($000s)	2022	2021
Balance at January 1	$373	$1,058
Additions	1,575	158
Accretion of interest	33	31
Payments	(437)	(874)
Balance at December 31	1,544	373
Non-current	1,142	11
Current	402	362
Total lease liabilities	$1,544	$373